Other assets-Other / Other liabilities (Tables)	6 Months Ended
Sep. 30, 2025
Other assets Office buildings, land, equipment and facilities and Other Other liabilities [Abstract]
Schedule of Other assets-Other and Other liabilities
The following table presents components of
Other assets
—
Other and Other liabilities
in the consolidated balance sheets as of March 31, 2025 and as of September 30, 2025.

	Millions of yen
	March 31, 2025	September 30, 2025
Other assets—Other:
Securities received as collateral	¥382,780	¥380,001
Goodwill and other intangible assets (1)	73,345	75,965
Net deferred tax assets (2)	25,224	31,505
Investments in equity securities for other than operating purposes (3)	302,973	367,530
Deposit receivables (4)	214,587	202,698
Prepaid expenses	28,003	30,635
Other	97,561	111,131

Total	¥1,124,473	¥1,199,465

Other liabilities:
Obligation to return securities received as collateral	¥382,780	¥380,001
Accrued income taxes	88,424	82,289
Net deferred tax liabilities (2)	113,820	124,414
Other accrued expenses and provisions	551,064	512,955
Operating lease liabilities	174,132	163,701
Other	146,378	146,895

Total	¥1,456,598	¥1,410,255

(1)	Mainly includes crypto assets.
(2)
Net deferred tax assets are deferred tax assets offset by deferred tax liabilities which relate to the same tax-paying
component within a particular tax jurisdiction. Net deferred tax liabilities are deferred tax liabilities offset by deferred tax assets which relate to the same tax-paying
component within a particular tax jurisdiction.

(3)	Includes equity securities without a readily determinable fair value. See Note 6 “ Non-trading investments ” for further information.
(4)	Includes Japan Securities Clearing Corporation’s clearing fund.